Income Taxes	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Income Taxes [Abstract]
Income Taxes

Note 9 - Income Taxes

Pursuant to the provisions of FASB ASC740 "Income Taxes," deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate for the six months ended July 31, 2012 and July 31, 2011, due to the following:

	July 31,	July 31,
	2012	2011
Federal income taxes at 34%	$(639,000)	$(226,000)
State income tax, net of federal benefit	(112,000)	(40,000)
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	751,000	266,000
	$-	$-

The Company has not filed federal or state income tax returns but it is in the process of preparing the appropriate forms and submitting them to appropriate governmental agencies. As of July 31, 2012, the Company has not yet completed its analysis of the deferred tax assets relating to federal and state net operating losses.

At July 31, 2012, management estimates that the Company had unused net operating loss carryovers of approximately $3,924,230 that are available to offset future federal and state taxable income which expires beginning in 2025. Both the federal and state net operating loss carryovers at July 31, 2012 may be adjusted once tax returns are filed.

Pursuant to Internal Revenue Code Sections 382, use of our net operating loss carryforwards could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. The Company plans to complete a Section 382 analysis regarding whether there are limitations of the net operating loss prior to utilizing any net operating losses.

The Company follows FASB issued FASB Interpretation No. 48, subsequently codified in ASC 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial, and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company follows the provisions of ASC 740 relating to uncertain tax provisions and have commenced analyzing filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. As a result of the Company's evaluation, the Company's management has determined that no additional tax liabilities need to be recorded. There are no unrecognized tax benefits as of July 31, 2012 or January 31, 2012.

NOTE 7 - INCOME TAXES

Pursuant to the provisions of FASB ASC740 "Income Taxes," deferred income taxes reflect the net effect of (a) temporary difference between carrying amounts of assets and liabilities for financial purposes and the amounts used for income tax reporting purposes, and (b) net operating loss carryforwards. No net provision for refundable Federal income taxes has been made in the accompanying statement of operations because no recoverable taxes were paid previously. Similarly, no deferred tax asset attributable to the net operating loss carryforward has been recognized, as it is not deemed likely to be realized.

The Company has not filed federal or state income tax returns but it is in the process of preparing the appropriate forms and submitting them to appropriate governmental agency.

The provision for refundable income taxes consists of the following:

	January 31,	January 31,
	2012	2011
Federal income tax benefit	$764,000	$51,000
State income tax benefit	222,000	-
Less change in valuation allowance	(986,000)	(51,000)
Net refundable amount	$-	$-

The cumulative tax effect of significant items comprising our net deferred tax amount is as follows:

	January 31,	January 31,
	2012	2011
Deferred tax asset attributable to:
Net operating loss carryover	$1,215,000	$195,000
Less, valuation allowance	(1,215,000)	(195,000)
Net deferred tax asset	$-	$-

As of January 31, 2012, we have not yet completed our analysis of the deferred tax assets relating to federal and state net operating losses.

At January 31, 2012, the Company had unused net operating loss carryovers of approximately $3,040,000 that are available to offset future federal and state taxable income which expires beginning in 2025. Both the federal and state net operating loss carryovers at January 31, 2012 may be adjusted once tax returns are filed.

The provision for income taxes on earnings subject to income taxes differs from the statutory federal rate at January 31, 2012 and 2011, due to the following (in thousands):

	January 31,	January 31,
	2012	2011
Federal income taxes at 34%	$(839,000)	$(51,000)
State income tax, net of federal benefit	(147,000)	-
Tax effect on non-deductible expenses and credits	-	-
Increase in valuation allowance	986,000	51,000
	$-	$-

Pursuant to Internal Revenue Code Sections 382, use of our net operating loss carryforwards could be limited if a cumulative change in ownership of more than 50% occurs within a three-year period. We plan to complete a Section 382 analysis regarding whether there are limitations of the net operating loss prior to utilizing any net operating losses.

On July 13, 2006, the FASB issued FIN 48, subsequently codified in ASC 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an entity's financial, and prescribes a recognition threshold and measurement attributes for financial statement disclosure of tax positions taken or expected to be taken on a tax return. Under ASC 740, the impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Additionally, ASC 740 provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. ASC 740 is effective for fiscal years beginning after December 15, 2006.

We follow the provisions of ASC 740 relating to uncertain tax provisions and have commenced analyzing filing positions in all of the federal and state jurisdictions where it is required to file income tax returns, as well as all open tax years in these jurisdictions. As a result of adoption, no additional tax liabilities have been recorded. There are no unrecognized tax benefits as of January 31, 2012 or January 31, 2011.